Other Assets (Tables)	12 Months Ended
Oct. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
Other Assets
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Accounts receivable and other items 1 $ 12,931 $ 13,893
Accrued interest 5,509 5,504
Cheques and other items in transit 1,656 –
Current income tax receivable 4,061 4,814
Defined benefit asset (Note 23) 1,042 1,254
Prepaid expenses 2 1,794 1,462
Reinsurance contract assets 1,188 702
Total 2 $ 28,181 $ 27,629
1

Includes assets related to disposal groups classified as held-for-sale in connection with the Cowen acquisition. Refer to Note 13 for further details.
2

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.